Other (Loss) Gain (Tables)	12 Months Ended
Dec. 31, 2022
Other Gain (Loss) [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other loss recorded in net earnings (loss) for the years ended:

	December 31,	December 31,
	2022	2021
Unrealized (loss) gain on non-hedging derivatives	($0.3)	$0.4
Reduction of obligation to renounce flow-through exploration expenditures	2.7	—
Turkish Projects holding and arbitration costs	(5.0)	(1.6)
Fair value adjustment for sale of silver stream (note 14)	2.6	—
Fair value adjustment for Milestone payments (note 14)	(1.1)	—
Holding costs related to the El Chanate mine	(1.0)	(1.0)
Loss on disposal of assets	(0.7)	(1.5)
Severance costs related to Turkish Projects	—	(0.9)
Other	(2.3)	(2.6)
	($5.1)	($7.2)